Schedule of significant non-cash transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Cash Flows Complementary Information
Acquisition of property, plant and equipment through an increase in trade payables	$ (51)	$ (8)	$ (36)
Borrowing costs capitalized in property, plant and equipment		(10)	(17)
Receivables from sales of companies pending collection	40
Increase in interests in associates through a decrease in other loans	(20)
Increase of right-of-use assets through an increase in other debts	(7)		13
Dividends pending collection	2	20
Compensation of loans through the assignment of dividends		12
Decrease in asset retirement obligation provision through property, plant and equipment	1	(3)	(1)
Constitution of guarantee of derivative financial instruments, net through the delivery of financial assets at fair value through profit or loss		(1)	3
Cancellation of other credits for capital contributions in associates			(17)
Compensation of investments at a cost cost through the transfer of other credits			(126)
Loan compensation through the transfer of sales credits			$ 135